SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2109 Broadway
                        Suite 207
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                   New York, New York    April 13, 2006

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   89

Form 13F Information Table Value Total:           1,161,483
$ (thousands)

                                  Form 13F Information Table
                         Title of                   Value       Shares             InvestmentOther      Voting
Name of Issuer            Class        Cusip      (x$1000)    or Prn Amt    SH/PRN DiscretionManagers Authority
Adobe Systems Inc.      com       00724F101          35,234      1,008,121   SH    sole       n/a     sole
Affiliated Computer     com       008190100          34,159        572,560   SH    sole       n/a     sole
Allstate Corp.          com       020002101           2,452         47,060   SH    sole       n/a     sole
Altria Group            com       02209S103           1,892         26,705   SH    sole       n/a     sole
Amazon.com              com       023135106          32,570        891,605   SH    sole       n/a     sole
Amerada Hess Corp.      com       023551104           1,717         12,058   SH    sole       n/a     sole
America Movil - ADR     com       02364W105             617         18,000   SH    sole       n/a     sole
American Express        com       025816109           4,264         81,140   SH    sole       n/a     sole
American Int'l Group    com       026874107          12,962        196,133   SH    sole       n/a     sole
Ameriprise Financial    com       03076C106             629         13,949   SH    sole       n/a     sole
Amgen Inc.              com       031162100          40,181        552,321   SH    sole       n/a     sole
Apollo Group            com       037604105          31,470        599,315   SH    sole       n/a     sole
Applied Materials       com       038222105          33,617      1,919,850   SH    sole       n/a     sole
Avon Products Inc.      com       054303102           2,581         82,795   SH    sole       n/a     sole
Baker Hughes Inc.       com       057224107             476          6,959   SH    sole       n/a     sole
Bank of Amer. Corp.     com       060505104           7,258        159,385   SH    sole       n/a     sole
Banta Corp.             com       066821109             702         13,500   SH    sole       n/a     sole
Becton, Dickinson       com       075887109             246          4,000   SH    sole       n/a     sole
Bed, Bath & Beyond      com       075896100          32,012        833,635   SH    sole       n/a     sole
Berkshire Hathaway B    com       084670207           2,485            825   SH    sole       n/a     sole
BP Amoco PLC            com       055622104             365          5,292   SH    sole       n/a     sole
Burlington N SantaFe    com       12189T104             850         10,200   SH    sole       n/a     sole
CA Inc.                 com       12673P105             289         10,625   SH    sole       n/a     sole
Carnival Corp.          com       143658300          33,282        702,588   SH    sole       n/a     sole
Cisco Systems Inc.      com       17275R102          40,072      1,849,187   SH    sole       n/a     sole
Citigroup Inc.          com       172967101          32,670        691,724   SH    sole       n/a     sole
Coach Inc.              com       189754104          36,888      1,066,750   SH    sole       n/a     sole
Coca-Cola Co.           com       191216100          31,565        753,889   SH    sole       n/a     sole
Comcast Corp. Cl 'A'    com       20030N101             761         29,091   SH    sole       n/a     sole
Comcast Special A       com       20030N200             467         17,875   SH    sole       n/a     sole
Corning Inc.            com       219350105           1,862         69,150   SH    sole       n/a     sole
Delta and Pine Land     com       247357106           1,072         35,552   SH    sole       n/a     sole
Dollar General          com       256669102             260         14,728   SH    sole       n/a     sole
Electronic Data Sys.    com       285661104           1,051         39,160   SH    sole       n/a     sole
Eli Lilly               com       532457108           3,362         60,796   SH    sole       n/a     sole
EMC Corp.               com       268648102          32,532      2,386,780   SH    sole       n/a     sole
Exxon Mobil Corp.       com       30231G102             271          4,454   SH    sole       n/a     sole
Fannie Mae              com       313586109          31,742        617,547   SH    sole       n/a     sole
Federated Dept. Str.    com       31410H101             628          8,600   SH    sole       n/a     sole
First Data Corp.        com       319963104          36,120        771,465   SH    sole       n/a     sole
Flextronics Intl Ltd    com       Y2573F102          25,105      2,425,627   SH    sole       n/a     sole
Franklin Resources      com       354613101          37,511        398,035   SH    sole       n/a     sole
Gannett Co. Inc.        com       364730101           1,858         31,000   SH    sole       n/a     sole
General Electric Co.    com       369604103           3,018         86,760   SH    sole       n/a     sole
GlaxoSmithKline PLC     com       37733W105           5,179         99,000   SH    sole       n/a     sole
Goldman Sachs Group     com       38141G104          44,626        284,315   SH    sole       n/a     sole
Harman International    com       413086109          16,124        145,090   SH    sole       n/a     sole
Hartford Fin'l Ser.     com       416515104           1,148         14,250   SH    sole       n/a     sole
Home Depot Inc.         com       437076102          34,104        806,233   SH    sole       n/a     sole
Intel Corp.             com       458140100          31,471      1,617,193   SH    sole       n/a     sole
International Paper     com       460146103             259          7,500   SH    sole       n/a     sole
Int'l Bus. Machines     com       459200101          35,664        432,453   SH    sole       n/a     sole
ITT Industries Inc.     com       450911102             337          6,000   SH    sole       n/a     sole
Janus Capital Group     com       42102X105           1,640         70,800   SH    sole       n/a     sole
Johnson & Johnson       com       478160104           2,804         47,345   SH    sole       n/a     sole
Liberty Media Corp A    com       530718105             778         94,748   SH    sole       n/a     sole
Linear Technology       com       535678106          15,089        430,120   SH    sole       n/a     sole
Maxim Integrated        com       57772K101          14,608        393,215   SH    sole       n/a     sole
Merck & Co.             com       589331107           3,179         90,232   SH    sole       n/a     sole
Micron Technology       com       595112103           1,322         89,810   SH    sole       n/a     sole
Monsanto Co.            com       61166W101          46,120        544,192   SH    sole       n/a     sole
Nasdaq-100 Tr. Ser. 1   com       631100104           2,240         53,424   SH    sole       n/a     sole
NAVTEQ Corp.            com       63936L100          16,803        331,750   SH    sole       n/a     sole
News Corp ADR PRF       com       65248E104             227         13,640   SH    sole       n/a     sole
Nordstrom Inc.          com       655664100           1,254         32,000   SH    sole       n/a     sole
Nortel Networks Corp.   com       656568102           1,465        480,360   SH    sole       n/a     sole
Oracle Corp.            com       68389X105           2,143        156,538   SH    sole       n/a     sole
PepsiCo Inc.            com       713448108           7,246        125,390   SH    sole       n/a     sole
Pfizer, Inc.            com       717081103          30,271      1,214,726   SH    sole       n/a     sole
Pogo Producing          com       730448107           4,460         88,749   SH    sole       n/a     sole
Procter & Gamble        com       742718109           1,852         32,130   SH    sole       n/a     sole
Royal Caribbean Cru.    com       V7780T103             252          6,000   SH    sole       n/a     sole
Royal Dutch Shell PLC   com       780259206           3,262         52,400   SH    sole       n/a     sole
RR Donnelley & Sons     com       257867101             612         18,705   SH    sole       n/a     sole
SAP AG ADR              com       803054204          39,388        725,110   SH    sole       n/a     sole
Sealed Air Corp.        com       81211K100           2,515         43,465   SH    sole       n/a     sole
Solectron Corp.         com       834182107           1,005        251,150   SH    sole       n/a     sole
St. Jude Medical Inc.   com       790849103          31,926        778,685   SH    sole       n/a     sole
Standard & Poors DR.    com       78462F103           6,964         53,639   SH    sole       n/a     sole
Symantec Corp.          com       871503108             202         12,000   SH    sole       n/a     sole
Target Corp.            com       87612E106          34,622        665,681   SH    sole       n/a     sole
Telefonos Mexico 'L'    com       879403780             270         12,000   SH    sole       n/a     sole
Union Pacific Corp.     com       907818108             467          5,000   SH    sole       n/a     sole
United Parcel Service   com       911312106          37,967        478,290   SH    sole       n/a     sole
Vodafone Grp. PLC ADR   com       92857W100             406         19,437   SH    sole       n/a     sole
Walt Disney Co.         com       254687106           8,759        314,063   SH    sole       n/a     sole
Washington Post 'B'     com       939640108           4,925          6,340   SH    sole       n/a     sole
Wyeth                   com       983024100             869         17,900   SH    sole       n/a     sole
Yum! Brands Inc.        com       988498101           1,297         26,550   SH    sole       n/a     sole
Zimmer Holdings Inc.    com       98956P102          32,240        476,930   SH    sole       n/a     sole